The Rockland Funds Trust

                                Supplement to the
    Prospectus and Statement of Additional Information dated January 28, 2003 for The Rockland Small Cap Growth Fund, a series of The Rockland Funds Trust


Effective August 1, 2003, Turner Investment Distributors, Inc. ("Turner"), 1205 Westlakes Drive, Berwyn, PA, replaced Unified Financial Securities, Inc. ("Unified") as the Distributor for The Rockland Funds Trust.

                Please keep this supplement for future reference.